Note 7 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Capital lease obligations, 2019	$ 277
Operating lease obligations, 2019	563
Total obligations, 2019	840
Capital lease obligations, 2020	277
Operating lease obligations, 2020	483
Total obligations, 2020	760
Capital lease obligations, 2021	229
Operating lease obligations, 2021	419
Total obligations, 2021	648
Capital lease obligations, 2022	32
Operating lease obligations, 2022	277
Total obligations, 2022	309
Capital lease obligations, 2023	21
Operating lease obligations, 2023	113
Total obligations, 2023	134
Capital lease obligations, thereafter	435
Operating lease obligations, thereafter
Total obligations, thereafter	435
Capital lease obligations total lease payments	1,271
Operating lease obligations, total lease payments	1,855
Total lease payments	3,126
Less imputed interest	347
Total	924
Less: current portion of obligations under finance leases	236
Long-term portion of obligations under finance leases	$ 688